Label	Element	Value
PF International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 21, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2020 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Emerging Markets Debt Fund, PF International Large-Cap Fund and PF International Small-Cap Fund only.  The changes within this supplement are currently in effect unless otherwise noted.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

PF International Small-Cap Fund – At a meeting held on June 16, 2021, the Board of Pacific Funds, including a majority of the independent trustees, approved Franklin Advisers, Inc. (“Franklin”) to serve as sub-adviser for the PF International Small-Cap Fund, as the successor entity to the current Fund sub-adviser QS Investors, LLC (“QS”), effective upon the closing of the corporate restructuring and transfer of QS into Franklin that is expected to occur in the third quarter of 2021 (the “QS/Franklin Transaction”).  Upon the closing of the QS/Franklin Transaction, the sub-advisory services provided to the Fund will be transitioned from QS to Franklin, all references to QS will be deleted in their entirety and replaced with Franklin, and all changes described in this supplement regarding the Fund will be effective. The same portfolio managers from QS who have been responsible for day-to-day management of the Fund will become officers of Franklin and will continue to have responsibility for the day-to-day management of the Fund.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF International Small-Cap Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

PF International Small-Cap Fund – Effective upon the closing of the QS/Franklin Transaction, the third paragraph in the Performance section will be deleted and replaced with the following:

Franklin Advisers, Inc. began managing the Fund in third quarter 2021. Other firms managed the Fund before that date.